Share-based Compensation - Assumptions Used in Monte Carlo Model to Calculate Grant Date Fair Value of SARs (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average expected term	1 year 6 months
Expected volatility	40.12%
Dividend yield	5.74%
Average risk free rate	0.47%
Number of SARs	5,674,148
Tranche 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of SARs	1,846,154
Base price	21.50
Expiration date	Dec. 07, 2015
Tranche 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of SARs	1,898,734
Base price	24.00
Expiration date	Dec. 07, 2016
Tranche 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of SARs	1,929,260
Base price	26.50
Expiration date	Dec. 07, 2017